CONSOLIDATED STATEMENTS OF OPERATIONS - D Boral A R C Acquisition I Corp [Member]	9 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Formation and operating costs | $	$ (320,658)
Loss from operations | $	(320,658)
Other Income
Interest income on trust account | $	4,776,628
Net Loss | $	$ 4,455,970
Ordinary Shares Class A [Member]
Other Income
Weighted average shares of Class B ordinary shares outstanding, basic | shares	15,393,007
Weighted average shares of Class B ordinary shares outstanding, diluted | shares	15,393,007
Class B ordinary shares - basic net income per share | $ / shares	$ 0.16
Class B ordinary shares - diluted net income per share | $ / shares	$ 0.16
Ordinary Shares Class B [Member]
Other Income
Weighted average shares of Class B ordinary shares outstanding, basic | shares	11,935,190
Weighted average shares of Class B ordinary shares outstanding, diluted | shares	11,935,190
Class B ordinary shares - basic net income per share | $ / shares	$ 0.16
Class B ordinary shares - diluted net income per share | $ / shares	$ 0.16